UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.56% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

California (0.6%)

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/18), (Republic Svcs., Inc.), Ser. A, 1.85%, 8/1/23	A-2	$750,000	$749,820

			749,820
Guam (1.3%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	250,000	262,290

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	350,000	374,080

Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	216,440
5.00%, 7/1/36	A	400,000	433,896
5.00%, 7/1/33	A	200,000	218,652

			1,505,358
Ohio (91.0%)

Allen Cnty., Hosp. Fac. Rev. Bonds
(Catholic Hlth. Care), Ser. A, U.S. Govt. Coll., 5.25%, 6/1/38 (Prerefunded 6/1/20)	A+	1,000,000	1,059,130
5.00%, 8/1/21	A+	400,000	430,648
Ser. A, 4.00%, 8/1/38	A+	1,370,000	1,382,810

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGC, U.S. Govt. Coll., 5.75%, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,527,975
Ser. A, 5.25%, 2/15/33	A1	250,000	272,810
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,107,900
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	830,000	916,677
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	150,000	169,239
(Meldahl Hydroelectric Fac. (Green Bond)), Ser. A, 5.00%, 2/15/27	A	250,000	285,100

Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	735,137

Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,109,980

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,509,510

Butler Cnty., Hosp. Fac. Rev. Bonds, (Cincinnati Children's Hosp. Med. Ctr.), Ser. X, 5.00%, 5/15/29	Aa2	1,000,000	1,196,950

Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	557,675
5.00%, 12/1/42	AA	350,000	391,727
5.00%, 12/1/37	AA	100,000	112,963

Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	525,175

Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	523,605

Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	555,640

Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA+	615,000	708,880
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/33	AA+	300,000	347,970
(Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/32	AA+	1,000,000	1,164,410
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/32	AA+	500,000	582,205
(Impt. Bridges), 4.00%, 10/1/29	AA+	300,000	322,434
(Impt. Bridges), 4.00%, 10/1/28	AA+	400,000	430,240

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,800,726
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	864,787

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,399,280

Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,613,490

Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	557,065
5.00%, 11/15/36	Aa3	435,000	487,613

Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,085,480

Columbus, Swr. Rev. Bonds, 5.00%, 6/1/32	Aa1	1,000,000	1,152,830

Columbus, Swr. VRDN, Ser. B, 1.46%, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. D, 5.00%, 8/1/32	Aa2	750,000	818,753

Cuyahoga Cnty., COP, (Convention Hotel), 5.00%, 12/1/27	AA-	1,250,000	1,397,613

Cuyahoga, Rev. Bonds, (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	280,110
5.00%, 12/1/25	AA-	100,000	112,357

Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	847,118

Fairview Park City School Dist. G.O. Bonds, 5.00%, 12/1/42	Aa2	1,905,000	2,098,605

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,100,000	1,149,588
5.00%, 11/15/44	BBB+/F	1,000,000	1,056,580

Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	511,150
4.00%, 11/1/38	Aa2	300,000	307,158

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	924,577

Greene Cnty., Hosp. Facs. Rev. Bonds, (Kettering Hlth. Network), 5.50%, 4/1/39	A+	1,000,000	1,021,530

Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	500,000	536,360

Hamilton Cnty., Hosp. Fac. Rev. Bonds, (TriHealth, Inc.), Ser. A, 5.00%, 8/15/36	A+	750,000	835,740

Hamilton Cnty., Sales Tax Rev. Bonds
Ser. A, 5.00%, 12/1/27	AA-	100,000	119,052
Ser. B, AMBAC, zero %, 12/1/24	A1	3,000,000	2,531,550
Ser. B, AMBAC, zero %, 12/1/22	A1	500,000	451,150

Huber Heights City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,140,390

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	820,000	859,877

JobsOhio Beverage Syst. Rev. Bonds, (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	766,437

Kent State U. Rev. Bonds, (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,146,900

Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	180,000	180,540

Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B
4.00%, 11/1/35	Aa2	500,000	523,815
4.00%, 11/1/34	Aa2	430,000	452,214
4.00%, 11/1/33	Aa2	375,000	395,888
4.00%, 11/1/32	Aa2	225,000	238,631

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, U.S. Govt. Coll., 5.00%, 10/1/37 (Prerefunded 10/1/22)	AA	1,000,000	1,118,830

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/30	A-	750,000	819,735

Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	773,927
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	689,800

Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	564,505

Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,200,000	1,299,768

Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	208,102

Montgomery Cnty., Rev. Bonds, (Catholic Hlth. Initiatives), Ser. D, 6.25%, 10/1/33	Baa1	1,000,000	1,003,480

Mount Healthy City School Dist. G.O. Bonds, 5.00%, 12/1/21	Aa2	500,000	545,650

Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	541,545

New Albany, Plain Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,489,284

North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,231,980

Northeastern Local School Dist. Clark Cnty., G.O. Bonds, AGM, 4.00%, 12/1/34	AA	790,000	829,271

OH Hsg. Fin. Agcy. Rev. Bonds, (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	160,000	162,970

OH State G.O. Bonds
(Hwy.), Ser. S, 5.00%, 5/1/31	AAA	150,000	173,825
Ser. A, 5.00%, 6/15/29	Aa1	1,250,000	1,393,188
(Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	2,315,000	2,414,429

OH State Rev. Bonds, (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,394,050

OH State Air Quality Dev. Auth. FRB, (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	1,000,000	1,040,970

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6.25%, 10/1/18	AA-	1,000,000	1,003,370
(U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,200,000	1,291,728
(U. of Dayton), 5.50%, 12/1/36 (Prerefunded 12/1/18)	A+	1,000,000	1,009,370

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst.), 5.75%, 11/15/40	Baa2	370,000	388,300
(Summa Hlth. Syst.), U.S. Govt. Coll., 5.75%, 11/15/40 (Prerefunded 5/15/20)	Baa2	630,000	671,656
(Kenyon College), 5.00%, 7/1/44	A	1,305,000	1,372,991
(Case Western Reserve U.), 5.00%, 12/1/40	AA-	1,000,000	1,129,410
(Xavier U.), 5.00%, 5/1/40	A3	750,000	778,335
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	724,653
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	327,687

OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,087,090

OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,324,838

OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	816,743

OH State Special Oblig. Cap. Fac. Lease Appropriation Rev. Bonds, Ser. C, 5.00%, 12/1/28	Aa2	500,000	586,030

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	Aa3	350,000	389,932
5.00%, 2/15/48	Aa3	1,250,000	1,360,875

OH State U. Rev. Bonds
Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,125,700
(Gen. Receipts Special Purpose), Ser. A, 5.00%, 6/1/38	Aa2	1,000,000	1,105,380

OH State Wtr. Dev. Auth. Rev. Bonds, Ser. A
5.00%, 12/1/35	Aaa	1,000,000	1,145,340
5.00%, 12/1/34	Aaa	750,000	861,810

OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,123,648
5.00%, 12/1/42	Aa3	500,000	539,510

Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,575,015

Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	561,635

Revere, Local School Dist. G.O. Bonds, (School Fac. Impt.), Ser. C
4.00%, 12/1/33	Aa1	270,000	287,148
4.00%, 12/1/31	Aa1	1,000,000	1,073,450

Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,250,000	1,397,263

Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	1,025,000	1,130,626
5.00%, 2/15/32	A2	865,000	960,738

Summit Cnty., G.O. Bonds, 4.00%, 12/1/31	Aa1	750,000	801,608

Toledo, Wtr. Wks. Syst. Rev. Bonds
5.00%, 11/15/36	Aa3	500,000	567,870
5.00%, 11/15/28	Aa3	250,000	292,008

Toledo-Lucas Cnty., Port Auth. Rev. Bonds, (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	1,900,000	2,153,935

U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	561,770
5.00%, 1/1/28	A1	1,000,000	1,119,060

U. of Cincinnati Rev. Bonds
Ser. F, 5.00%, 6/1/34	Aa3	1,000,000	1,060,360
Ser. A, 5.00%, 6/1/31	Aa3	500,000	547,895
Ser. A, 5.00%, 6/1/30	Aa3	1,000,000	1,096,540

Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	566,080
5.00%, 7/1/39	A	1,000,000	1,075,070

Willoughby-Eastlake, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/46	A1	1,000,000	1,112,030

Youngstown State U. Rev. Bonds
AGC, U.S. Govt. Coll., 5.25%, 12/15/29 (Prerefunded 6/15/19)	AA	500,000	513,960
5.00%, 12/15/25	A+	500,000	538,070

			107,873,580
Puerto Rico (3.5%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	Baa2	3,800,000	3,918,256

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Baa2	1,000,000	279,690

			4,197,946
Washington (2.2%)

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/1/20), (Elec. Syst.), 2.00%, 1/1/44	AA	2,600,000	2,597,703

			2,597,703
TOTAL INVESTMENTS

Total investments (cost $114,081,944)			$116,924,407

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $118,642,723.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.7%
	Local debt	18.3
	Healthcare	16.0
	Utilities	14.1
	Prerefunded	10.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$116,924,407	$—

Totals by level	$—	$116,924,407	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018